Parent Company Only Condensed Financial Statements - Statements of Financial Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Statements of Operations [Line Items]
Other noninterest income	$ 547	$ 1,053	$ 2,102	$ 3,350	$ 4,783	$ 2,613
Interest expense	3,632	1,792	10,086	5,223	7,747	6,631
Other noninterest expense	3,706	1,679	7,182	5,521	7,396	8,769
Provision (benefit) for income taxes	(1,390)	9	7,248	(222)	(61,245)	307
NET INCOME	$ 9,755	$ 1,565	$ 22,461	$ 2,814	66,729	(14,974)
Company
Statements of Operations [Line Items]
Other noninterest income					57
Interest expense					2,460	2,295
Other noninterest expense					381	312
Loss before provision for income taxes and equity in undistributed income (loss) of subsidiary					(2,784)	(2,607)
Provision (benefit) for income taxes					204	8
Loss before equity in undistributed income (loss) of subsidiary					(2,988)	(2,615)
Equity in undistributed income (loss) of subsidiary					69,717	(12,359)
NET INCOME					$ 66,729	$ (14,974)